Tax credit and other receivables/Other payables - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
VAT receivable	€ 10,091	€ 13,834
Government grants Receivable	4,049	3,634
Income tax credit receivable (short term)	706
Income tax credit receivable (long term)	6,629	2,589
Total	21,475	20,057
VAT payable	2,585	3,077
Current income tax liability	1,186	0
Social Security payable	1,328	774
Personal Income Tax payable	1,906	1,154
Deferred tax liabilities	1,388	31
Total	€ 8,393	€ 5,036